Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Jan. 03, 2019	Dec. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Common stock shares outstanding			13,360,356	12,843,414	12,038,647
Common stock par value			$ 0.0001	$ 0.0001
Adjustments to Common Stock, Reverse stock split				$ (12)	$ (11)
Adjustments to Additional Paid in Capital, Reverse stock split				12	$ 11
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash			$ 736	$ 12,892
Before 1-for-10 reverse stock split
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock shares outstanding				128,400,000	120,400,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash			726	$ 4,315
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash			$ 10	1,577
Navios Containers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock shares outstanding										34,603,100
Navios Containers | Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash				1,934
Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings			63.80%
Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest			18.50%
Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest			31.00%
Navios Europe I and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest			47.50%
Navios Europe II and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest			47.50%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings		50.00%
Economic interest		35.00%
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings			3.70%
2022 Notes
Restricted Cash And Cash Equivalents Items [Line Items]
Fixed interest rate			7.375%
Restricted cash				$ 7,000		$ 5,971	$ 10,129	$ 7,410	$ 14,000